Document and Entity Information	Dec. 14, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001136869
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-16407
Entity Tax Identification Number	13-4151777
Entity Address, Address Line One	345 East Main Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46580
City Area Code	(574)
Local Phone Number	267-6131
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ZBH
Security Exchange Name	NYSE
One Point Four One Four Percentage Notes Due Two Thousand Twenty Two [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.414% Notes due 2022
Trading Symbol	ZBH 22A
Security Exchange Name	NYSE
Two Point Four Two Five Percentage Notes Due Two Thousand Twenty Six [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.425% Notes due 2026
Trading Symbol	ZBH 26
Security Exchange Name	NYSE
One Point One Six Four Percentage Notes Due Two Thousand Twenty Seven [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.164% Notes due 2027
Trading Symbol	ZBH 27
Security Exchange Name	NYSE